Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUST
SM

EQ/Large Cap Growth Managed Volatility Portfolio

SUPPLEMENT DATED MAY 10, 2021 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2021

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2021 of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information about changes to the target allocations described in the investment strategy for the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”).

Effective May 12, 2021, the following changes are being made to the Portfolio’s Summary Prospectus — Class IA and IB Shares, Summary Prospectus — Class IA, IB and K Shares, and Prospectus:

In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the third sentence of the second paragraph is deleted in its entirety and replaced with the following:

Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 50% of the Portfolio’s net assets, and the ETF Allocated Portion consists of approximately 20% of the Portfolio’s net assets.

In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Risks,” “Sector Risk” is deleted in its entirety and replaced with the following:

Sector Risk:
From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Portfolio may have significant exposure to one or more sectors of the market through its direct investments in securities of operating companies as well as indirectly through its investments in ETFs.

EQ/Large Cap Growth Managed Volatility Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUST
SM

EQ/Large Cap Growth Managed Volatility Portfolio

SUPPLEMENT DATED MAY 10, 2021 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2021

This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2021 of EQ Advisors Trust (the “Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information about changes to the target allocations described in the investment strategy for the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”).

Effective May 12, 2021, the following changes are being made to the Portfolio’s Summary Prospectus — Class IA and IB Shares, Summary Prospectus — Class IA, IB and K Shares, and Prospectus:

In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy,” the third sentence of the second paragraph is deleted in its entirety and replaced with the following:

Under normal circumstances, the Active Allocated Portion consists of approximately 30% of the Portfolio’s net assets, the Index Allocated Portion consists of approximately 50% of the Portfolio’s net assets, and the ETF Allocated Portion consists of approximately 20% of the Portfolio’s net assets.

In the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Risks,” “Sector Risk” is deleted in its entirety and replaced with the following:

Sector Risk:
From time to time, based on market or economic conditions, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Portfolio may have significant exposure to one or more sectors of the market through its direct investments in securities of operating companies as well as indirectly through its investments in ETFs.